UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 134,066	$ 240,285	$ 233,603	$ 479,792	$ 716,691	$ 537,152
Cost of revenues	91,597	153,000	190,317	310,279	488,281	458,006
Gross profit	42,469	87,285	43,286	169,513	228,410	79,146
Operating expenses:
Selling, general and administrative	1,272,057	1,331,528	2,518,818	2,230,104	4,687,011	3,107,596
Research and development	221,683	244,493	391,079	423,690	851,999	634,109
Total operating expenses	1,493,740	1,576,021	2,909,897	2,653,794	5,539,010	3,741,705
Operating loss	(1,451,271)	(1,488,736)	(2,866,611)	(2,484,281)	(5,310,600)	(3,662,559)
Other income (expense):
Interest expense	(13,260)	(1,342,414)	(25,122)	(2,226,835)	(4,189,707)	(2,078,704)
Gain on extinguishment of debt					0	115,000
Gain (loss) on valuation of warrant liability	0	238,153	0	(678,755)	(944,291)	242,052
Other income (expense)	161	902	768	1,100	27,955	(1,592)
Total other income (expense), net	(13,099)	(1,103,359)	(24,354)	(2,904,490)	(5,106,043)	(1,723,244)
Net loss before income taxes	(1,464,370)	(2,592,095)	(2,890,965)	(5,388,771)	(10,416,643)	(5,385,803)
Provision for income taxes	0	0	0	0	0	0
Net loss	(1,464,370)	(2,592,095)	(2,890,965)	(5,388,771)	(10,416,643)	(5,385,803)
Net loss attributable to non-controlling interest	(182,133)	(144,053)	(370,648)	(264,836)	(596,315)	(489,655)
Net loss attributable to controlling interest	$ (1,282,237)	$ (2,448,042)	$ (2,520,317)	$ (5,123,935)	$ (9,820,328)	$ (4,896,148)
Basic and diluted loss per common share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.19)	$ (0.11)
Basic and diluted weighted average number of shares outstanding (In shares)	67,198,990	48,707,777	65,965,103	48,319,058	52,567,978	44,160,713